Securities Act File No. 333-286367

As filed with the Securities and Exchange Commission on June 26, 2025

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.
(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-286367) filed with the Securities and Exchange Commission on April 3, 2025 (SEC Accession No 0001193125-25-072461).

This Post-Effective Amendment is being filed solely for the purpose of filing the final Agreement and Plan of Reorganization as Exhibit (4), an amended Schedule A to the Management Agreement as Exhibit 6(a)(ii), the final Opinions of Counsel as to tax matters as Exhibits 12(a) – 12(g), and amended Schedules A and B to the Amended and Restated Expense Limitation Agreement as Exhibit 13(b)(i) to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	(a)		Amended and Restated Declaration of Trust, filed with Post Effective Amendment (“PEA”) 212 on December 23, 2015
		(i)	Amendment No. 1 dated March 11, 2021 to Amended and Restated Declaration of Trust, filed with PEA 297 on April 30, 2021
		(ii)	Schedule A and Schedule B dated May 30, 2025 to the Amended and Restated Declaration of Trust, filed with PEA 323 on May 29, 2025
(2)			By-laws, filed with PEA 89 on February 28, 2008
(3)			Not applicable
(4)			Agreement and Plan of Reorganization, filed herein
(5)			See Exhibits 1 and 2
(6)	(a)		Management Agreement
		(i)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated March 1, 2016, filed previously with PEA 213 on February 25, 2016
		(ii)	Amended Schedule A dated June 20, 2025 to Management Agreement, filed herein
	(b)		Sub-Advisory Agreement
		(i)	Sub-Advisory Agreement between TAM and Goldman Sachs Asset Management, L.P., dated August 11, 2020, filed previously with PEA 292 on November 30, 2020
		(ii)	Amendment to Sub-Advisory Agreement dated November 1, 2022, filed previously with PEA 311 on June 30, 2023
(7)	(a)		Underwriting Agreement between Registrant and Transamerica Capital, LLC (“TCL”) dated November 1, 2007, filed with PEA 89 on February 28, 2008
		(i)	Updated Schedule I dated May 30, 2025 to Underwriting Agreement, filed with PEA 323 on May 29, 2025
	(b)		Dealer’s Sales Agreement (form of) between TCL and dealer, filed previously with PEA 308 on February 28, 2023
	(c)		Service Agreement form between TCL and prospective Servicer, filed previously with PEA 31 on September 2, 1999
	(d)		Wholesaler’s Agreement, filed previously with PEA 20 on November 17, 1995

(8)			Not applicable
(9)	(a)		Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed with PEA 126 on April 29, 2011
		(i)	Amendment to Custody Agreement dated December 17, 2012, filed with PEA 170 on February 12, 2013
		(ii)	Amendment dated December 18, 2023 (effective January 1, 2024) to Custody Agreement, filed with PEA 322 on April 30, 2025
		(iii)	Amended Appendix A-1 (Mutual Funds) dated April 25, 2025 to Custody Agreement, filed with PEA 322 on April 30, 2025
(10)	(a)		Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed with PEA 197 on February 27, 2015
		(i)	Amended Schedule A to 12b-1 Plan dated May 30, 2025, filed with PEA 323 on May 29, 2025
	(b)		Amended and Restated Plan for Multiple Classes of Shares dated as of May 30, 2025 (including Schedule A dated May 30, 2025), filed with PEA 323 on May 29, 2025
(11)			Opinion of counsel as to the legality of the securities being registered, filed with the Registration Statement on Form N-14 on April 3, 2025
(12)			Opinion of counsel as to tax matters pertaining to each Target Fund in the reorganizations listed in the below table, filed herein
			Target Fund	Destination Fund
			(a) Transamerica ClearTrack® 2025 (b) Transamerica ClearTrack® Retirement Income	Transamerica Asset Allocation – Conservative Portfolio
			(c) Transamerica ClearTrack® 2030	Transamerica Asset Allocation – Moderate Portfolio
			(d) Transamerica ClearTrack® 2035 (e) Transamerica ClearTrack® 2040	Transamerica Asset Allocation – Moderate Growth Portfolio
			(f) Transamerica ClearTrack® 2045 (g) Transamerica ClearTrack® 2050	Transamerica Asset Allocation – Growth Portfolio

(13)	(a)		Amended and Restated Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated December 17, 2020, filed with PEA 295 on February 26, 2021
		(i)	Amendment dated March 1, 2025 to Amended and Restated Transfer Agency Agreement, filed with PEA 321 on February 28, 2025
	(b)		Amended and Restated Expense Limitation Agreement, dated March 1, 2005 and amended and restated as of March 1, 2021, filed with PEA 316 on February 29, 2024
		(i)	Amended Schedules A and B dated June 20, 2025 to Amended and Restated Expense Limitation Agreement, filed herein
	(c)		Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed with PEA 170 on February 12, 2013
		(i)	Amendment 1 dated July 1, 2013 and Amendment 2 dated July 14, 2015 to the Master Sub-Administration Agreement, filed with PEA 316 on February 29, 2024
		(ii)	Novation Agreement dated April 7, 2016 on behalf of Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company, filed with PEA 230 on September 29, 2016
		(iii)	Amendment dated December 19, 2017 to Master Sub-Administration Agreement, filed with PEA 322 on April 30, 2025
		(iv)	Amendment dated December 18, 2023 (effective January 1, 2024) to Master Sub-Administration Agreement, filed with PEA 322 on April 30, 2025
		(v)	Amendment dated June 24, 2024 (effective July 1, 2024) to Master Sub-Administration Agreement, filed with PEA 322 on April 30, 2025
		(vi)	Amended Schedule A (Mutual Funds) dated April 25, 2025 to Master Sub-Administration Agreement, filed with PEA 322 on April 30, 2025

	(d)	Investing Agreement pursuant to Rule 12d1-4 – BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust, filed previously with PEA 300 on February 28, 2022
	(e)	Investing Agreement pursuant to Rule 12d1-4 – American Funds Insurance Series and Capital Research and Management Company, filed previously with PEA 300 on February 28, 2022
	(f)	Investing Agreement pursuant to Rule 12d1-4 – Fidelity Rutland Square Trust II, filed previously with PEA 300 on February 28, 2022
	(g)	Investing Agreement pursuant to Rule 12d1-4 – Vanguard Funds, filed previously with PEA 300 on February 28, 2022
	(h)	Investing Agreement pursuant to Rule 12d1-4 – Global X Funds, filed previously with PEA 300 on February 28, 2022
(i)

Investing Agreement pursuant to Rule 12d1-4 – Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, filed previously with PEA 300 on February 28, 2022

	(j)	Investing Agreement pursuant to Rule 12d1-4 – ALPS ETF Trust, filed previously with PEA 300 on February 28, 2022
	(k)	Investing Agreement pursuant to Rule 12d1-4 – VanEck ETF Trust, filed previously with PEA 300 on February 28, 2022
	(l)	Investing Agreement pursuant to Rule 12d1-4 – WisdomTree Trust, filed previously with PEA 300 on February 28, 2022
	(m)	Investing Agreement pursuant to Rule 12d1-4 – Schwab Strategic Trust, filed previously with PEA 300 on February 28, 2022
	(n)	Investing Agreement pursuant to Rule 12d1-4 – The Select Sector SPDR Trust, filed previously with PEA 300 on February 28, 2022
	(o)	Investing Agreement pursuant to Rule 12d1-4 – SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust, filed previously with PEA 300 on February 28, 2022
	(p)	Investing Agreement pursuant to Rule 12d1-4 – SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust, filed previously with PEA 300 on February 28, 2022
(14)		Consent of Independent Registered Certified Public Accounting Firm, filed with the Registration Statement on Form N-14 on April 3, 2025
(15)		Not applicable
(16)		Power of Attorney, filed with the Registration Statement on Form N-14 on April 3, 2025
(17)	(a)

Joint Code of Ethics for Transamerica Funds, Transamerica Series Trust, Transamerica Asset Management, Inc., and Transamerica Capital, LLC dated as of February 21, 2025, filed with PEA 322 on April 30, 2025

	(b)	Code of Ethics – Goldman Sachs Asset Management, L.P., filed with PEA 321 on February 28, 2025
	(c)	Prospectuses dated March 1, 2025, filed with PEA 321 on February 28, 2025, as supplemented
	(d)	Statements of Additional Information dated March 1, 2025, filed with PEA 321 on February 28, 2025, as supplemented
	(e)	Report to Shareholders filed on Form N-CSR for the year ended October 31, 2024, filed on January 6, 2025

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 26th day of June, 2025.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	June 26, 2025
Marijn P. Smit

/s/ Sandra N. Bane	Trustee	June 26, 2025
Sandra N. Bane*

/s/ Kent Callahan	Trustee	June 26, 2025
Kent Callahan*

/s/ Leo J. Hill	Trustee	June 26, 2025
Leo J. Hill*

/s/ Kathleen T. Ives	Trustee	June 26, 2025
Kathleen T. Ives*

/s/ Lauriann C. Kloppenburg	Trustee	June 26, 2025
Lauriann C. Kloppenburg*

/s/ Fredric A. Nelson III	Trustee	June 26, 2025
Fredric A. Nelson III*

/s/ John E. Pelletier	Trustee	June 26, 2025
John E. Pelletier*

/s/ Patricia L. Sawyer	Trustee	June 26, 2025
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	June 26, 2025
John W. Waechter*

/s/ Joshua Durham	Vice President, Chief Operating Officer, Interim Treasurer and Principal Accounting Officer	June 26, 2025
Joshua Durham

*By: /s/ Dennis P. Gallagher	Chief Legal Officer and Secretary	June 26, 2025
Dennis P. Gallagher **

** Attorney-in-fact pursuant to power of attorney as previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(4)	Agreement and Plan of Reorganization
(6)(a)(ii)	Amended Schedule A dated June 20, 2025 to Management Agreement
(12)	Opinions of Counsel as to Tax Matters
(a) Transamerica ClearTrack® 2025
(b) Transamerica ClearTrack® Retirement Income
(c) Transamerica ClearTrack® 2030
(d) Transamerica ClearTrack® 2035
(e) Transamerica ClearTrack® 2040
(f) Transamerica ClearTrack® 2045
(g) Transamerica ClearTrack® 2050
(13)(b)(i)	Amended Schedules A and B dated June 20, 2025 to Amended and Restated Expense Limitation Agreement